Other Financial Liability (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Other Financial Liability [Line Items]
Maturity period	24 months
Concorde International Group Ltd [Member]
Other Financial Liability [Line Items]
Other financial liability	$ 37,393